UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07458

                                                                    Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

                                                                  Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Patricia A. Rogers

Tweedy, Browne Company LLC

One Station Place, 5th Floor

                                                 Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2014 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—74.7%

	Canada—1.2%
138,200	Cenovus Energy, Inc.	$2,860,051
1,500,000	National Bank of Canada	64,027,628
5,605,000	Pacific Rubiales Energy Corporation	34,793,827
	Undisclosed Security(a)(b)	615,903

		102,297,409

	Chile—1.3%
9,698,100	Antofagasta PLC	113,791,992

	Czech Republic—0.0%(c)
2,800	Philip Morris CR a.s.	1,322,738

	Finland—0.5%
969,520	Kone Oyj, Class B	44,369,316

	France—11.0%
7,719,256	CNP Assurances	137,541,952
3,934,340	Safran SA	243,988,970
5,561,520	SCOR SE	169,555,664
712,949	Teleperformance SA	48,682,509
4,713,440	Total SA	242,513,364
4,203,000	Vallourec SA	115,703,162

		957,985,621

	Germany—7.3%
3,726,000	Axel Springer SE	225,793,589
1,936,000	Henkel AG & Company, KGaA	188,443,799
652,000	Krones AG	63,715,976
42,354	KSB AG	21,422,747
699,000	Muenchener Rueckversicherungs AG	140,195,847

		639,571,958

	Hong Kong—0.5%
5,678,136	Great Eagle Holdings Ltd.	18,488,163
434,500	Jardine Strategic Holdings Ltd.	14,859,900
59,000	Miramar Hotel & Investment	73,038
	Undisclosed Securities(b)	7,637,335

		41,058,436

	Italy—0.5%
144,268	Buzzi Unicem SpA	1,834,751
4,795,392	SOL SpA(d)	38,616,829

		40,451,580

	Japan—1.4%
1,263,000	Fujitec Company Ltd.	13,547,004
1,368,700	Honda Motor Company Ltd.	40,252,189
369,400	Kuroda Electric Company Ltd.	5,132,995
73,800	Lintec Corporation	1,649,028
69,100	Mandom Corporation	2,282,297
1,443,500	NGK Spark Plug Company Ltd.	44,245,903
162,780	Nippon Kanzai Company Ltd.	3,650,823
100,400	SEC Carbon Ltd.	267,130
400,000	Shinko Shoji Company Ltd.	4,020,184
370,000	T. Hasegawa Company Ltd.	5,246,257

		120,293,810

Shares		Value (Note 1)

	Mexico—0.5%
520,112	Coca-Cola Femsa SA de CV, Sponsored ADR(e)	$45,000,090

	Netherlands—8.1%
2,136,174	Akzo Nobel NV	149,018,564
3,160,000	Heineken Holding NV	198,568,265
6,123,279	Royal Dutch Shell PLC, Class A	204,946,573
500,000	Telegraaf Media Groep NV, CVA(a)	3,684,612
14,977,208	TNT Express NV	100,420,747
1,378,910	Unilever NV, CVA	54,461,614

		711,100,375

	Norway—0.9%
24,550	Ekornes ASA	311,068
1,277,000	Schibsted ASA	80,681,676

		80,992,744

	Singapore—2.9%
11,085,152	DBS Group Holdings Ltd.	172,329,735
4,428,800	United Overseas Bank Ltd.	81,985,106

		254,314,841

	South Korea—0.2%
150,900	Daegu Department Store Company Ltd.	2,148,556
132,553	Samchully Company Ltd.	16,762,832
4,489	Samyang Holdings Corporation	366,341

		19,277,729

	Spain—1.1%
7,400,000	Mediaset España Comunicacion SA(a)	93,528,636

	Sweden—0.0%(c)
63,360	Cloetta AB, B Shares(a)	182,919

	Switzerland—13.6%
2,272,160	ABB Ltd.	48,340,424
388,000	CIE Financiere Richemont AG	34,674,584
218,165	Coltene Holding AG(d)	13,832,230
130,000	Daetwyler Holding AG, Bearer	16,707,090
10,000	Loeb Holding AG	1,836,663
2,781,120	Nestle SA, Registered	204,179,242
80	Neue Zuercher Zeitung(a)(f)	487,093
3,002,000	Novartis AG, Registered	279,006,391
68,640	Phoenix Mecano AG(d)	31,776,179
984,000	Roche Holding AG	267,278,821
248,117	Siegfried Holding AG(d)	40,451,823
432,618	Tamedia AG	55,250,062
608,700	Zurich Insurance Group AG	190,944,286

		1,184,764,888

	Thailand—1.0%
14,267,700	Bangkok Bank Public Company Ltd., NVDR	84,131,726

	United Kingdom—14.1%
900,000	AGA Rangemaster Group PLC(a)	1,655,934
1,782,000	BBA Aviation PLC	10,002,965
1,325,000	British American Tobacco PLC	72,310,683
4,274,000	Daily Mail & General Trust PLC, Class A	54,946,966

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

December 31, 2014 (Unaudited)

Shares		Value (Note 1)

	United Kingdom (continued)
5,693,992	Diageo PLC	$164,117,482
34,963,150	G4S PLC	151,501,746
3,671,198	GlaxoSmithKline PLC	78,767,086
2,907,308	Hays PLC	6,600,411
1,397,625	Headlam Group PLC	9,588,747
10,221,287	HSBC Holdings PLC	96,996,501
1,111,325	Imperial Tobacco Group PLC	49,143,473
370,900	Pearson PLC	6,882,121
3,346,355	Provident Financial PLC	128,463,159
18,852,500	Standard Chartered PLC	283,082,990
4,891,800	TT Electronics PLC	7,894,554
2,725,044	Unilever PLC	111,665,089

		1,233,619,907

	United States—8.6%
126,965	AGCO Corp	5,738,818
75,700	American National Insurance Company	8,649,482
1,094,821	Baxter International, Inc.	80,239,431
436	Berkshire Hathaway Inc., Class A(a)	98,536,000
301	Berkshire Hathaway Inc., Class B(a)	45,195
1,388,300	Cisco Systems, Inc.	38,615,565
587,000	ConocoPhillips	40,538,220
1,258,435	Devon Energy Corporation	77,028,806
76,000	Google Inc., Class A(a)	40,330,160
76,000	Google Inc., Class C(a)	40,006,400
1,852,170	Halliburton Company	72,845,846
865,835	Johnson & Johnson	90,540,366
1,180,243	Joy Global, Inc.	54,904,904
132,900	National Oilwell Varco, Inc.	8,708,937
33,225	NOW Inc.(a)	854,879
918,700	Philip Morris International, Inc.	74,828,115
293,500	Phillips 66	21,043,950

		753,455,074

	TOTAL COMMON STOCKS (Cost $4,316,431,836)	6,521,511,789

	PREFERRED STOCKS—0.3%

	Chile—0.1%
	Undisclosed Security(b)	10,712,114

	Croatia—0.1%
166,388	Adris Grupa d.d.	8,942,339

	Germany—0.1%
314,700	Villeroy & Boch AG	4,588,685

	TOTAL PREFERRED STOCKS (Cost $24,464,920)	24,243,138

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—13.1%
1,138,329,350	Dreyfus Treasury Prime Cash Management (Cost $1,138,329,350)	$1,138,329,350

Face Value

	U.S. TREASURY BILLS—8.3%
$300,000,000	0.050%(g) due 01/22/15	299,991,337
300,000,000	0.040%(g) due 01/29/15	299,990,783
125,000,000	0.053%(g) due 04/30/15(e)	124,981,625

	TOTAL U.S. TREASURY BILLS (Cost $724,960,426)	724,963,745

TOTAL INVESTMENTS (Cost $6,204,186,532)	96.4%	8,409,048,022
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	3.3	290,131,553
OTHER ASSETS AND LIABILITIES (Net)	0.3	28,900,541

NET ASSETS	100.0%	$8,728,080,116

(a)	Non-income producing security.
(b)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(c)	Amount represents less than 0.1% of net assets.
(d)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(e)	This security has been segregated to cover certain open forward contracts. At December 31, 2014, liquid assets totaling $169,981,715 have been segregated to cover such open forward contracts.
(f)	Security has been deemed illiquid. The total position represents 0.01% of the net assets of the Fund.
(g)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

December 31, 2014 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Banks	9.0%
Pharmaceuticals, Biotechnology & Life Sciences	8.7
Insurance	8.5
Energy	8.1
Capital Goods	7.4
Media	6.0
Beverage	4.7
Food	4.2
Materials	3.5
Commercial Services & Supplies	2.4
Tobacco	2.3
Household & Personal Products	2.2
Diversified Financials	1.5
Transportation	1.3
Health Care Equipment & Services	1.1
Automobiles & Components	1.0
Technology Hardware & Equipment	0.9
Software & Services	0.9
Consumer Durables & Apparel	0.4
Real Estate	0.2
Retailing	0.2
Utilities	0.2
Consumer Services	0.0 (a)

Total Common Stocks	74.7
Preferred Stocks	0.3
Registered Investment Company	13.1
U.S. Treasury Bills	8.3
Unrealized Appreciation on Forward Contracts (Net)	3.3
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

December 31, 2014 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2014 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/14 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
70,000,000	Brazilian Real	BNY	1/5/15	$26,985,351	$26,298,982	$(686,369)
37,000,000	Brazilian Real	SSB	5/5/15	13,780,261	13,436,702	(343,559)
35,000,000	Brazilian Real	SSB	6/2/15	12,941,394	12,609,459	(331,935)
8,000,000	Canadian Dollar	SSB	1/26/15	7,150,390	6,903,020	(247,370)
30,000,000	Canadian Dollar	JPM	6/4/15	26,572,647	25,809,638	(763,009)
20,000,000	Canadian Dollar	JPM	7/6/15	17,516,534	17,193,911	(322,623)
20,000,000	Canadian Dollar	JPM	7/23/15	17,256,256	17,188,259	(67,997)

TOTAL				$122,202,833	$119,439,971	$(2,762,862)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
70,000,000	Brazilian Real	BNY	1/5/15	$(26,954,178)	$(26,298,982)	$655,196
37,000,000	Brazilian Real	SSB	5/5/15	(14,949,495)	(13,436,702)	1,512,793
35,000,000	Brazilian Real	SSB	6/2/15	(14,300,307)	(12,609,460)	1,690,847
8,000,000	Canadian Dollar	SSB	1/26/15	(7,262,955)	(6,903,020)	359,935
30,000,000	Canadian Dollar	JPM	6/4/15	(27,361,653)	(25,809,638)	1,552,015
20,000,000	Canadian Dollar	JPM	7/6/15	(18,537,812)	(17,193,911)	1,343,901
40,000,000	Canadian Dollar	JPM	7/23/15	(36,886,758)	(34,376,518)	2,510,240
35,000,000	Canadian Dollar	BNY	7/28/15	(32,314,056)	(30,076,545)	2,237,511
40,000,000	Canadian Dollar	NTC	8/11/15	(36,365,289)	(34,363,892)	2,001,397
8,000,000	Canadian Dollar	NTC	8/21/15	(7,272,066)	(6,871,450)	400,616
16,500,000	Canadian Dollar	NTC	9/14/15	(15,078,615)	(14,165,796)	912,819
6,195,000,000	Chilean Peso	BNY	11/27/15	(10,000,000)	(9,925,950)	74,050
100,000,000	European Union Euro	BNY	1/26/15	(135,868,993)	(121,039,585)	14,829,408
100,000,000	European Union Euro	JPM	2/6/15	(135,627,996)	(121,051,218)	14,576,778
65,000,000	European Union Euro	JPM	2/24/15	(88,868,326)	(78,693,923)	10,174,403
70,000,000	European Union Euro	NTC	2/27/15	(96,173,702)	(84,749,210)	11,424,492
90,000,000	European Union Euro	BNY	4/13/15	(123,286,050)	(109,009,568)	14,276,482
20,000,000	European Union Euro	NTC	4/20/15	(27,789,001)	(24,226,156)	3,562,845

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

December 31, 2014 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/14 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
60,000,000	European Union Euro	NTC	6/17/15	$(81,339,900)	$(72,723,905)	$8,615,995
35,000,000	European Union Euro	NTC	7/6/15	(47,782,000)	(42,433,676)	5,348,324
105,000,000	European Union Euro	JPM	8/11/15	(141,274,350)	(127,391,101)	13,883,249
40,000,000	European Union Euro	BNY	8/19/15	(53,665,200)	(48,537,575)	5,127,625
100,000,000	European Union Euro	BNY	9/14/15	(130,380,000)	(121,405,988)	8,974,012
70,000,000	European Union Euro	SSB	10/8/15	(88,771,900)	(85,024,325)	3,747,575
75,000,000	European Union Euro	SSB	10/19/15	(95,427,750)	(91,117,214)	4,310,536
100,000,000	European Union Euro	SSB	10/30/15	(127,030,000)	(121,515,926)	5,514,074
90,000,000	European Union Euro	SSB	11/4/15	(115,080,750)	(109,375,099)	5,705,651
100,000,000	European Union Euro	NTC	11/6/15	(127,910,000)	(121,532,673)	6,377,327
75,000,000	European Union Euro	NTC	11/10/15	(94,524,375)	(91,156,683)	3,367,692
50,000,000	European Union Euro	SSB	11/13/15	(62,662,250)	(60,774,712)	1,887,538
125,000,000	European Union Euro	NTC	12/9/15	(155,737,000)	(152,014,607)	3,722,393
80,000,000	European Union Euro	NTC	1/4/16	(97,851,360)	(97,357,487)	493,873
40,000,000	Great Britain Pound Sterling	NTC	2/24/15	(66,264,000)	(62,343,116)	3,920,884
35,000,000	Great Britain Pound Sterling	JPM	2/27/15	(58,160,375)	(54,548,945)	3,611,430
45,000,000	Great Britain Pound Sterling	SSB	3/16/15	(74,970,896)	(70,123,743)	4,847,153
45,000,000	Great Britain Pound Sterling	NTC	4/13/15	(74,326,500)	(70,106,895)	4,219,605
45,000,000	Great Britain Pound Sterling	NTC	4/20/15	(75,044,250)	(70,102,957)	4,941,293
50,000,000	Great Britain Pound Sterling	BNY	5/11/15	(84,103,500)	(77,879,050)	6,224,450
40,000,000	Great Britain Pound Sterling	BNY	6/17/15	(66,704,400)	(62,284,668)	4,419,732
25,000,000	Great Britain Pound Sterling	SSB	8/21/15	(41,524,875)	(38,918,835)	2,606,040
25,000,000	Great Britain Pound Sterling	JPM	9/14/15	(40,825,000)	(38,916,435)	1,908,565
30,000,000	Great Britain Pound Sterling	NTC	10/30/15	(47,991,000)	(46,694,103)	1,296,897
30,000,000	Great Britain Pound Sterling	JPM	11/6/15	(48,219,000)	(46,693,242)	1,525,758
45,000,000	Great Britain Pound Sterling	SSB	12/9/15	(70,220,025)	(70,033,774)	186,251
40,000,000	Great Britain Pound Sterling	BNY	12/21/15	(62,668,400)	(62,250,276)	418,124
6,000,000,000	Japanese Yen	JPM	2/27/15	(61,811,064)	(50,068,200)	11,742,864
2,500,000,000	Japanese Yen	BNY	3/12/15	(25,137,755)	(20,864,779)	4,272,976
1,850,000,000	Japanese Yen	JPM	2/19/16	(18,227,499)	(15,564,853)	2,662,646
314,000,000	Mexican Peso	BNY	2/27/15	(22,896,310)	(21,225,814)	1,670,496
420,000,000	Mexican Peso	NTC	11/13/15	(30,102,132)	(27,908,648)	2,193,484
155,000,000	Norwegian Krone	SSB	2/27/15	(25,213,502)	(20,640,089)	4,573,413
90,000,000	Norwegian Krone	NTC	10/19/15	(13,740,458)	(11,944,150)	1,796,308
80,000,000	Norwegian Krone	BNY	11/13/15	(11,589,836)	(10,615,149)	974,687
270,000,000	Norwegian Krone	JPM	1/4/16	(35,964,036)	(35,821,096)	142,940
35,000,000	Singapore Dollar	JPM	2/24/15	(27,648,314)	(26,384,578)	1,263,736
30,000,000	Singapore Dollar	JPM	4/20/15	(24,032,685)	(22,603,025)	1,429,660
40,000,000	Singapore Dollar	JPM	5/11/15	(31,933,578)	(30,131,264)	1,802,314
43,000,000	Singapore Dollar	JPM	6/2/15	(34,331,337)	(32,384,232)	1,947,105
30,000,000	Singapore Dollar	BNY	7/6/15	(24,023,062)	(22,587,177)	1,435,885
27,000,000	Singapore Dollar	SSB	8/11/15	(21,659,781)	(20,325,925)	1,333,856
40,000,000	Singapore Dollar	SSB	12/21/15	(30,392,827)	(30,098,339)	294,488
22,000,000,000	South Korean Won	JPM	10/19/15	(20,285,846)	(19,843,000)	442,846
75,000,000	Swiss Franc	NTC	1/26/15	(82,982,961)	(75,512,884)	7,470,077
45,000,000	Swiss Franc	BNY	2/24/15	(50,495,416)	(45,332,171)	5,163,245
80,000,000	Swiss Franc	NTC	2/27/15	(90,331,687)	(80,595,082)	9,736,605
53,000,000	Swiss Franc	NTC	6/2/15	(59,440,363)	(53,513,521)	5,926,842
36,000,000	Swiss Franc	BNY	8/11/15	(39,948,954)	(36,422,906)	3,526,048
50,000,000	Swiss Franc	SSB	9/14/15	(54,102,600)	(50,643,117)	3,459,483
47,000,000	Swiss Franc	BNY	10/30/15	(49,581,720)	(47,675,770)	1,905,950
100,000,000	Swiss Franc	JPM	11/4/15	(106,178,529)	(101,454,328)	4,724,201
100,000,000	Swiss Franc	BNY	11/6/15	(106,284,609)	(101,460,936)	4,823,673
70,000,000	Swiss Franc	SSB	11/10/15	(73,356,039)	(71,031,909)	2,324,130
60,000,000	Swiss Franc	JPM	11/13/15	(62,557,018)	(60,890,443)	1,666,575
70,000,000	Swiss Franc	BNY	12/9/15	(72,478,774)	(71,099,071)	1,379,703
500,000,000	Thailand Baht	SSB	2/6/15	(14,581,511)	(15,167,974)	(586,463)
420,000,000	Thailand Baht	JPM	5/5/15	(12,752,391)	(12,694,852)	57,539
850,000,000	Thailand Baht	BNY	5/26/15	(25,563,910)	(25,672,047)	(108,137)
500,000,000	Thailand Baht	JPM	6/4/15	(14,954,389)	(15,096,188)	(141,799)
430,000,000	Thailand Baht	BNY	8/21/15	(13,238,916)	(12,949,651)	289,265

TOTAL				$(4,473,176,117)	$(4,180,281,702)	$292,894,415

Unrealized Appreciation on Forward Contracts (Net)						$290,131,553

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2014 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—80.4%

	Canada—1.7%
250,000	Cenovus Energy, Inc.	$5,173,754
363,000	Pacific Rubiales Energy Corporation	2,253,374
	Undisclosed Security(a)(b)	352,687

		7,779,815

	Chile—1.8%
678,700	Antofagasta PLC	7,963,480

	Finland—0.3%
28,894	Kone Oyj, Class B	1,322,311

	France—13.0%
194,310	CNP Assurances	3,462,222
271,480	Safran SA	16,835,893
414,885	SCOR SE	12,648,719
116,167	Teleperformance SA	7,932,266
215,300	Total SA	11,077,499
217,500	Vallourec SA	5,987,494

		57,944,093

	Germany—7.1%
221,100	Axel Springer SE	13,398,541
57,210	Henkel AG & Company, KGaA	5,568,631
26,726	Krones AG	2,611,769
29,038	Muenchener Rueckversicherungs AG	5,824,044
36,984	Siemens AG	4,195,557

		31,598,542

	Hong Kong—0.7%
316,349	Great Eagle Holdings Ltd.	1,030,041
20,587	Jardine Strategic Holdings Ltd.	704,075
109,796	Miramar Hotel & Investment	135,920
894,000	Oriental Watch Holdings	172,924
	Undisclosed Securities(b)	1,226,446

		3,269,406

	Italy—1.5%
113,408	Buzzi Unicem SpA	1,442,284
50,853	Davide Campari-Milano SpA	317,520
240,000	Eni SpA	4,213,889
66,455	SOL SpA	535,156

		6,508,849

	Japan—1.6%
51,200	Honda Motor Company Ltd.	1,505,744
61,700	Lintec Corporation	1,378,659
21,700	Mandom Corporation	716,727
83,600	NGK Spark Plug Company Ltd.	2,562,492
20,200	Nihon Kagaku Sangyo Company Ltd.	142,703
9,900	Nippon Kanzai Company Ltd.	222,037
23,900	SEC Carbon Ltd.	63,590
40,100	Shinko Shoji Company Ltd.	403,023
9,400	T. Hasegawa Company Ltd.	133,283

		7,128,258

	Netherlands—8.6%
82,570	Akzo Nobel NV	5,760,047
58,943	Heineken Holding NV	3,703,864

Shares		Value (Note 1)

	Netherlands (continued)
57,932	Heineken NV	$4,132,442
295,279	Royal Dutch Shell PLC, Class A	9,883,009
1,247,104	TNT Express NV	8,361,713
161,712	Unilever NV, CVA	6,386,999

		38,228,074

	New Zealand—0.2%
328,666	Nuplex Industries Ltd.	765,516

	Norway—0.6%
42,980	Schibsted ASA	2,715,504

	Singapore—3.7%
614,046	DBS Group Holdings Ltd.	9,545,957
950,893	Metro Holdings Ltd.	653,017
329,389	United Overseas Bank Ltd.	6,097,587

		16,296,561

	South Korea—0.7%
22,040	Daegu Department Store Company Ltd.	313,812
13,800	Samchully Company Ltd.	1,745,167
4,693	Samyang Genex Company Ltd.	409,034
5,585	Samyang Holdings Corporation	455,784

		2,923,797

	Spain—0.9%
329,100	Mediaset España Comunicacion SA(a)	4,159,496

	Switzerland—12.5%
157,355	ABB Ltd.	3,347,743
17,047	Coltene Holding AG	1,080,824
142,100	Nestle SA, Registered	10,432,441
129,444	Novartis AG, Registered	12,030,547
5,015	Phoenix Mecano AG	2,321,642
56,300	Roche Holding AG	15,292,477
18,059	Schindler Holding AG	2,591,670
2,135	Siegfried Holding AG	348,080
665	Tamedia AG	84,928
26,799	Zurich Insurance Group AG	8,406,630

		55,936,982

	Thailand—1.6%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	7,194,511

	United Kingdom—16.1%
547,600	BAE Systems PLC	4,030,176
30,700	British American Tobacco PLC	1,675,425
238,503	Daily Mail & General Trust PLC, Class A	3,066,218
262,052	Diageo PLC	7,553,104
2,821,436	G4S PLC	12,225,800
257,617	GlaxoSmithKline PLC	5,527,280
1,149,856	Hays PLC	2,610,498
213,814	Headlam Group PLC	1,466,923
744,990	HSBC Holdings PLC	7,069,699
116,639	Imperial Tobacco Group PLC	5,157,848
167,000	Pearson PLC	3,098,717
71,595	Provident Financial PLC	2,748,459
1,026,145	Standard Chartered PLC	15,408,259
144,469	TT Electronics PLC	233,149

		71,871,555

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

December 31, 2014 (Unaudited)

Shares		Value (Note 1)

	United States—7.8%
53,840	AGCO Corp	$2,433,568
11,431	Baxter International, Inc.	837,778
29,399	ConocoPhillips	2,030,295
70,900	Halliburton Company	2,788,497
106,257	Johnson & Johnson	11,111,294
68,882	Joy Global, Inc.	3,204,391
55,980	MasterCard, Inc., Class A	4,823,237
54,644	National Oilwell Varco, Inc.	3,580,821
13,661	NOW Inc.(a)	351,497
31,061	Philip Morris International, Inc.	2,529,918
14,700	Phillips 66	1,053,990

		34,745,286

	TOTAL COMMON STOCKS (Cost $313,309,993)	358,352,036

	PREFERRED STOCKS—0.6%

	Chile—0.5%
	Undisclosed Security(b)	2,280,102

	Germany—0.1%
648	KSB AG	331,053

	TOTAL PREFERRED STOCKS (Cost $3,051,152)	2,611,155

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—19.0%
84,365,212	Dreyfus Government Prime Cash Management (Cost $84,365,212)	$84,365,212

TOTAL INVESTMENTS (Cost $400,726,357)	100.0%	445,328,403
OTHER ASSETS AND LIABILITIES (Net)	0.0	202,135

NET ASSETS	100.0%	$445,530,538

(a)	Non-income producing security.
(b)	Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

Abbreviations:
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

December 31, 2014 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	10.7%
Banks	10.2
Pharmaceuticals, Biotechnology & Life Sciences	9.9
Energy	9.5
Insurance	6.8
Media	6.0
Commercial Services & Supplies	5.2
Materials	4.1
Food	4.0
Beverage	3.5
Tobacco	2.1
Transportation	1.9
Household & Personal Products	1.4
Software & Services	1.1
Automobiles & Components	0.9
Retailing	0.7
Technology Hardware & Equipment	0.7
Diversified Financials	0.6
Health Care Equipment & Services	0.4
Utilities	0.4
Real Estate	0.3
Consumer Services	0.0	(a)
Consumer Durables & Apparel	0.0	(a)

Total Common Stocks	80.4
Preferred Stocks	0.6
Registered Investment Company	19.0
Other Assets and Liabilities (Net)	—	(a)

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

December 31, 2014 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

December 31, 2014 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—84.9%

	Canada—0.4%
371,400	Pacific Rubiales Energy Corporation	$2,305,518

	France—4.4%
360,300	CNP Assurances	6,419,837
405,215	Total SA	20,848,903

		27,268,740

	Germany—5.4%
164,718	Axel Springer SE	9,981,822
132,780	Henkel AG & Company, KGaA	12,924,363
53,330	Muenchener Rueckversicherungs AG	10,696,201

		33,602,386

	Japan—0.4%
87,000	Honda Motor Company Ltd.	2,558,589

	Netherlands—8.4%
73,995	Akzo Nobel NV	5,161,859
297,000	Heineken Holding NV	18,662,903
618,538	Royal Dutch Shell PLC, Class A	20,702,510
183,946	Unilever NV, ADR	7,181,252

		51,708,524

	Singapore—1.6%
539,000	United Overseas Bank Ltd.	9,977,866

	Spain—0.9%
460,000	Mediaset España Comunicacion SA(a)	5,813,942

	Switzerland—13.4%
238,000	Nestle SA, Registered, Sponsored ADR	17,362,100
304,545	Novartis AG, Registered	28,304,464
92,700	Roche Holding AG	25,179,621
38,415	Zurich Insurance Group AG	12,050,476

		82,896,661

	United Kingdom—8.6%
143,583	Diageo PLC, Sponsored ADR	16,381,384
886,422	HSBC Holdings PLC	8,411,840
1,351,900	Standard Chartered PLC	20,299,689
205,000	Unilever PLC, Sponsored ADR	8,298,400

		53,391,313

	United States—41.4%
94,535	3M Company	15,533,991
75,523	American National Insurance Company	8,629,258
393,000	Bank of New York Mellon Corporation/The	15,944,010
176,890	Baxter International, Inc.	12,964,268
80	Berkshire Hathaway Inc., Class A(a)	18,080,000
30,626	Berkshire Hathaway Inc., Class B(a)	4,598,494

Shares		Value (Note 1)

	United States (continued)
527,475	Cisco Systems, Inc.	$14,671,717
230,068	Comcast Corporation, Special Class A	13,243,864
161,695	ConocoPhillips	11,166,657
286,520	Devon Energy Corporation	17,537,889
129,850	Emerson Electric Company	8,015,640
6,150	Google Inc., Class A(a)	3,263,559
6,150	Google Inc., Class C(a)	3,237,360
307,865	Halliburton Company	12,108,330
246,189	Johnson & Johnson	25,743,984
85,358	Joy Global, Inc.	3,970,854
213,680	Leucadia National Corporation	4,790,706
101,925	MasterCard, Inc., Class A	8,781,858
36,818	National Western Life Insurance Company, Class A	9,913,246
64,800	Philip Morris International, Inc.	5,277,960
55,857	UniFirst Corporation	6,783,833
87,720	Wal-Mart Stores, Inc.	7,533,394
437,085	Wells Fargo & Company	23,961,000

		255,751,872

	TOTAL COMMON STOCKS (Cost $298,116,041)	525,275,411

	REGISTERED INVESTMENT COMPANY—10.9%
67,150,296	Dreyfus Government Prime Cash Management (Cost $67,150,296)	67,150,296

Face Value

	U.S. TREASURY BILL—2.3%
$14,000,000	0.096%(b) due 6/11/15(c) (Cost $13,994,083)	13,995,954

TOTAL INVESTMENTS (Cost $379,260,420)	98.1%	606,421,661
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.9	11,887,891
OTHER ASSETS AND LIABILITIES (Net)	0.0	(7,726)

NET ASSETS	100.0%	$618,301,826

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At December 31, 2014, liquid assets totaling $13,995,954 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

December 31, 2014 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	13.7%
Pharmaceuticals, Biotechnology & Life Sciences	12.8
Insurance	11.4
Banks	10.1
Beverage	5.7
Food	5.3
Media	4.7
Capital Goods	4.4
Diversified Financials	3.3
Software & Services	2.5
Technology Hardware & Equipment	2.4
Health Care Equipment & Services	2.1
Household & Personal Products	2.1
Food & Staples Retailing	1.2
Commercial Services & Supplies	1.1
Tobacco	0.9
Materials	0.8
Automobiles & Components	0.4

Total Common Stocks	84.9
Registered Investment Company	10.9
U.S. Treasury Bill	2.3
Unrealized Appreciation on Forward Contracts (Net)	1.9
Other Assets and Liabilities (Net)	— (a)

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

December 31, 2014 (Unaudited)

Schedule of Forward Exchange Contracts

December 31, 2014 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 12/31/14 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
4,500,000	Canadian Dollar	JPM	7/23/15	$3,927,318	$3,867,358	$(59,960)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
7,000,000	Canadian Dollar	JPM	7/23/15	$(6,455,183)	$(6,015,891)	$439,292
23,000,000	European Union Euro	NTC	2/27/15	(31,599,931)	(27,846,169)	3,753,762
12,000,000	European Union Euro	BNY	4/13/15	(16,438,140)	(14,534,609)	1,903,531
4,000,000	European Union Euro	BNY	9/14/15	(5,215,200)	(4,856,240)	358,960
4,800,000	European Union Euro	NTC	9/25/15	(6,223,680)	(5,828,748)	394,932
7,000,000	European Union Euro	SSB	11/13/15	(8,772,715)	(8,508,460)	264,255
7,000,000	European Union Euro	NTC	12/9/15	(8,721,272)	(8,512,818)	208,454
8,500,000	European Union Euro	BNY	12/21/15	(10,573,745)	(10,339,438)	234,307
4,000,000	Great Britain Pound Sterling	BNY	5/11/15	(6,728,280)	(6,230,324)	497,956
4,000,000	Great Britain Pound Sterling	JPM	9/14/15	(6,532,000)	(6,226,630)	305,370
4,000,000	Great Britain Pound Sterling	NTC	9/28/15	(6,518,200)	(6,226,405)	291,795
3,000,000	Great Britain Pound Sterling	SSB	12/9/15	(4,681,335)	(4,668,918)	12,417
3,000,000	Great Britain Pound Sterling	BNY	12/21/15	(4,700,130)	(4,668,771)	31,359
130,000,000	Japanese Yen	JPM	2/19/16	(1,280,851)	(1,093,746)	187,105
3,500,000	Singapore Dollar	JPM	10/30/15	(2,750,037)	(2,634,099)	115,938
9,000,000	Singapore Dollar	SSB	12/21/15	(6,838,386)	(6,772,126)	66,260
7,000,000	Swiss Franc	NTC	2/27/15	(7,904,023)	(7,052,070)	851,953
3,500,000	Swiss Franc	BNY	4/13/15	(3,938,270)	(3,529,722)	408,548
4,000,000	Swiss Franc	SSB	9/14/15	(4,328,208)	(4,051,449)	276,759
6,000,000	Swiss Franc	NTC	9/28/15	(6,460,331)	(6,079,934)	380,397
11,500,000	Swiss Franc	BNY	10/30/15	(12,131,698)	(11,665,348)	466,350
8,000,000	Swiss Franc	JPM	11/13/15	(8,340,936)	(8,118,726)	222,210
14,000,000	Swiss Franc	BNY	12/9/15	(14,495,755)	(14,219,814)	275,941

TOTAL				$(191,628,306)	$(179,680,455)	$11,947,851

Unrealized Appreciation on Forward Contracts (Net)						$11,887,891

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

December 31, 2014 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—90.8%

	Canada—0.6%
187,800	Cenovus Energy, Inc.	$3,886,524

	France—8.6%
73,530	Cie Generale des Etablissements Michelin	6,697,164
458,685	CNP Assurances	8,172,864
562,000	SCOR SE	17,133,856
393,975	Total SA	20,270,588

		52,274,472

	Germany—9.5%
363,295	Axel Springer SE	22,015,481
97,000	Muenchener Rueckversicherungs AG	19,454,932
145,500	Siemens AG	16,505,881

		57,976,294

	Italy—1.1%
392,200	Eni SpA	6,886,197

	Netherlands—7.9%
102,000	Akzo Nobel NV	7,115,475
664,286	Royal Dutch Shell PLC, Class A	22,233,698
483,000	Unilever NV, CVA	19,076,633

		48,425,806

	Singapore—5.4%
901,418	DBS Group Holdings Ltd.	14,013,441
1,037,000	United Overseas Bank Ltd.	19,196,747

		33,210,188

	Switzerland—18.1%
755,525	ABB Ltd.	16,073,868
246,000	Nestle SA, Registered	18,060,384
334,200	Novartis AG, Registered	31,060,605
92,000	Roche Holding AG	24,989,483
66,000	Zurich Insurance Group AG	20,703,668

		110,888,008

	Thailand—0.4%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,277,289

Shares		Value (Note 1)

	United Kingdom—19.4%
100,000	Daily Mail & General Trust PLC, Class A	$1,285,610
516,079	Diageo PLC	14,874,904
4,832,860	G4S PLC	20,941,669
729,076	GlaxoSmithKline PLC	15,642,630
2,407,500	HSBC Holdings PLC	22,846,348
397,590	Imperial Tobacco Group PLC	17,581,674
160,930	Provident Financial PLC	6,177,939
1,275,635	Standard Chartered PLC	19,154,519

		118,505,293

	United States—19.8%
1,083,125	Cisco Systems, Inc.	30,127,122
165,440	ConocoPhillips	11,425,286
208,300	Emerson Electric Company	12,858,359
313,625	Johnson & Johnson	32,795,766
111,405	Philip Morris International, Inc.	9,073,937
219,999	Verizon Communications, Inc.	10,291,553
261,400	Wells Fargo & Company	14,329,948

		120,901,971

	TOTAL COMMON STOCKS (Cost $432,762,901)	555,232,042

	REGISTERED INVESTMENT COMPANY—8.1%
49,480,430	Dreyfus Government Prime Cash Management (Cost $49,480,430)	49,480,430

Face Value

	U.S. TREASURY BILL—1.0%
$6,000,000	0.086%(a) due 6/11/15 (Cost $5,997,733)	5,998,266

TOTAL INVESTMENTS (Cost $488,241,064)	99.9%	610,710,738
OTHER ASSETS AND LIABILITIES (Net)	0.1	499,145

NET ASSETS	100.0%	$611,209,883

(a)	Rate represents annualized yield at date of purchase.

Abbreviations:
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

December 31, 2014 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	17.1%
Banks	15.0
Insurance	10.7
Energy	10.6
Capital Goods	7.4
Food	6.1
Technology Hardware & Equipment	4.9
Tobacco	4.4
Media	3.8
Commercial Services & Supplies	3.4
Beverage	2.4
Telecommunication Services	1.7
Materials	1.2
Automobiles & Components	1.1
Diversified Financials	1.0

Total Common Stocks	90.8
Registered Investment Company	8.1
U.S. Treasury Bill	1.0
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition

December 31, 2014 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Funds’ assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of the Funds’ shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value the Funds’ assets carried at fair value as of December 31, 2014. See each Funds’ respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$6,521,511,789	$6,521,511,789	$—	$—
Preferred Stocks	24,243,138	24,243,138	—	—
Registered Investment Company	1,138,329,350	1,138,329,350	—	—
U.S. Treasury Bills	724,963,745	—	724,963,745	—

Total Investments in Securities	8,409,048,022	7,684,084,277	724,963,745	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	293,730,814	—	293,730,814	—
Liability
Unrealized depreciation of forward exchange contracts	(3,599,261)	—	(3,599,261)	—

Total	$8,699,179,575	$7,684,084,277	$1,015,095,298	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

	Global Value Fund II – Currency Unhedged
	Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$445,328,403	$445,328,403	$—	$—

	Value Fund
	Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$525,275,411	$525,275,411	$—	$—
Registered Investment Company	67,150,296	67,150,296	—	—
U.S. Treasury Bill	13,995,954	—	13,995,954	—

Total Investments in Securities	606,421,661	592,425,707	13,995,954	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	11,947,851	—	11,947,851	—
Liability
Unrealized depreciation of forward exchange contracts	(59,960)	—	(59,960)	—

Total	$618,309,552	$592,425,707	$25,883,845	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at December 31, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$555,232,042	$555,232,042	$—	$—
Registered Investment Company	49,480,430	49,480,430	—	—
U.S. Treasury Bill	5,998,266	—	5,998,266	—

Total	$610,710,738	$604,712,472	$5,998,266	$—

Transfers between Level 1 and Level 2 are recognized at the end of the reporting period. As of December 31, 2014, there were no transfers between Level 1 and Level 2.

Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists those issuers owned by Global Value Fund that may be deemed “affiliated companies,” as well as transactions that occurred in the securities of such issuers during the nine months ended December 31, 2014:

Shares Held at 3/31/14	Name of Issuer	Value at 3/31/14	Purchase Cost	Sales Proceeds	Value at 12/31/14	Shares Held at 12/31/14
218,165	Coltene Holding AG	$13,386,023	$—	$—	$13,832,230	218,165
53,473	Phoenix Mecano AG	33,747,889	8,004,310	—	31,776,179	68,640
185,918	PubliGroupe SA, Registered	22,057,176	—	39,699,281	—	—
248,117	Siegfried Holding AG	46,907,272	—	—	40,451,823	248,117
4,795,392	SOL SpA	41,373,772	—	—	38,616,829	4,795,392
		$157,472,132	$8,004,310	$39,699,281	$124,677,061

2. Tax Information

As of December 31, 2014, the aggregate cost for federal tax purposes was as follows:

Global Value Fund	$6,204,186,532
Global Value Fund II – Currency Unhedged	$400,726,357
Value Fund	$379,260,420
Worldwide High Dividend Yield Value Fund	$488,241,064

The aggregate gross unrealized appreciation/depreciation and net unrealized appreciation as computed on a federal income tax basis at December 31, 2014 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,480,257,998	$(275,396,508)	$2,204,861,490
Global Value Fund II – Currency Unhedged	66,944,194	(22,342,148)	44,602,046
Value Fund	240,308,554	(13,147,313)	227,161,241
Worldwide High Dividend Yield Value Fund	134,252,272	(11,782,598)	122,469,674

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date February 18, 2015

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.
Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)

Date February 18, 2015

* Print the name and title of each signing officer under his or her signature.